Notes Payable (Details Narrative) (OWP Ventures, Inc.) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Interest expense		$ 10,323
OWP Ventures, Inc. [Member]
Interest expense			$ 1,529
Notes Payable [Member]
Interest expense		$ 5,951
Notes Payable [Member] | OWP Ventures, Inc. [Member]
Interest expense			$ 658